Share-based compensation - Return target options activity (Details) - Performance-based options - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Options (in shares)
Outstanding Beginning Balance	3,687,664	2,200,189	2,105,772
Granted		1,653,209	183,884
Forfeited		(165,734)	(89,467)
Outstanding Ending Balance	3,687,664	3,687,664	2,200,189
Weighted Average Exercise Price
Outstanding Beginning Balance	$ 6.75	$ 5.49	$ 5.49
Granted		8.29	5.54
Forfeited		5.49	5.49
Outstanding Ending Balance	$ 6.75	$ 6.75	$ 5.49
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Remaining term, options outstanding	8 years	8 years 9 months 18 days	8 years 10 months 24 days
Aggregate intrinsic value, options outstanding, beginning	$ 29,908
Aggregate intrinsic value, options outstanding, ending	113,786	$ 29,908
Unrecognized compensation expense
Unrecognized compensation expense	$ 33,000	$ 13,800